Nuveen Preferred Securities and Income Fund
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.2%
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 45.8%
	Automobiles – 1.2%
$50,129	General Motors Financial Co Inc.	5.750%	N/A (3)	BB+	$51,006,257
	Banks – 19.5%
16,175	Bank of America Corp	6.250%	N/A (3)	BBB-	17,974,469
34,651	Bank of America Corp	6.500%	N/A (3)	BBB-	39,328,885
29,095	Bank of America Corp	6.300%	N/A (3)	BBB-	33,604,725
11,595	Bank of America Corp	6.100%	N/A (3)	BBB-	12,914,511
6,696	Barclays Bank PLC, 144A	10.179%	6/12/21	A-	7,441,669
8,495	BNP Paribas SA, 144A	7.195%	N/A (3)	BBB	9,429,450
13,271	CIT Group Inc.	5.800%	N/A (3)	Ba3	13,635,953
29,558	Citigroup Inc.	6.250%	N/A (3)	BB+	33,586,755
28,385	Citigroup Inc.	5.000%	N/A (3)	BB+	29,733,287
10,867	Citigroup Inc.	6.125%	N/A (3)	Ba1	11,220,178
43,447	Citigroup Inc.	5.950%	N/A (3)	BB+	47,411,539
19,330	Citigroup Inc.	6.300%	N/A (3)	BB+	20,945,408
14,990	Citizens Financial Group Inc.	6.375%	N/A (3)	BB+	16,001,825
24,596	CoBank ACB	6.250%	N/A (3)	BBB+	27,055,600
6,865	Commerzbank AG, 144A	8.125%	9/19/23	BBB	7,950,426
18,350	Farm Credit Bank of Texas	10.000%	N/A (3)	Baa1	18,946,375
6,580	First Union Capital II	7.950%	11/15/29	Baa1	8,943,756
10,248	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	Baa2	16,909,200
40,515	JPMorgan Chase & Co	5.000%	N/A (3)	Baa2	42,135,600
7,395	JPMorgan Chase & Co	6.100%	N/A (3)	Baa2	8,070,164
68,141	JPMorgan Chase & Co	6.750%	N/A (3)	Baa2	76,948,224
6,455	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread), (4)	5.406%	N/A (3)	Baa2	6,513,095
28,185	JPMorgan Chase & Co	5.300%	N/A (3)	Baa2	28,399,206
15,297	KeyCorp	5.000%	N/A (3)	Baa3	16,255,204
9,815	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	11,911,523
13,768	M&T Bank Corp	5.125%	N/A (3)	Baa2	14,921,070
6,746	M&T Bank Corp	6.450%	N/A (3)	Baa2	7,491,770
13,457	PNC Financial Services Group Inc.	6.750%	N/A (3)	Baa2	14,292,680
13,855	PNC Financial Services Group Inc.	5.000%	N/A (3)	Baa2	14,816,121
13,817	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	BBB-	19,828,639

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$59,585	Truist Financial Corp	4.800%	N/A (3)	Baa2	$61,521,512
13,361	Truist Financial Corp	5.050%	N/A (3)	BBB-	13,628,220
6,100	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (4)	3.148%	N/A (3)	A3	5,261,250
18,995	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	19,137,462
9,817	Wells Fargo & Co, (3-Month LIBOR reference rate + 3.770% spread), (4)	5.664%	N/A (3)	Baa2	9,939,713
57,167	Wells Fargo & Co	5.875%	N/A (3)	Baa2	63,598,287
11,420	Wells Fargo & Co	5.900%	N/A (3)	Baa2	12,434,324
6,445	Zions Bancorp NA	7.200%	N/A (3)	BB+	7,105,613
	Total Banks				827,243,688
	Capital Markets – 2.4%
2,250	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	3,026,250
23,785	Goldman Sachs Group Inc.	5.500%	N/A (3)	Ba1	25,449,950
22,425	Goldman Sachs Group Inc.	5.300%	N/A (3)	Ba1	24,106,875
45,545	Goldman Sachs Group Inc.	5.375%	N/A (3)	Ba1	46,108,392
2,300	State Street Corp	5.250%	N/A (3)	Baa1	2,358,604
	Total Capital Markets				101,050,071
	Commercial Services & Supplies – 1.1%
26,191	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	28,875,577
18,450	AerCap Holdings NV	5.875%	10/10/79	BB+	19,752,017
	Total Commercial Services & Supplies				48,627,594
	Consumer Finance – 1.3%
13,690	American Express Co, (3-Month LIBOR reference rate + 3.428% spread), (4)	5.338%	N/A (3)	Baa2	13,741,337
18,609	Capital One Financial Corp	5.550%	N/A (3)	Baa3	18,885,716
20,230	Discover Financial Services	5.500%	N/A (3)	Ba2	21,302,190
	Total Consumer Finance				53,929,243
	Diversified Financial Services – 2.0%
3,955	Citigroup Capital III	7.625%	12/01/36	Baa3	5,456,399
32,650	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	34,282,500
31,945	ILFC E-Capital Trust II, 144A	4.150%	12/21/65	BB+	25,855,484
19,412	Voya Financial Inc.	6.125%	N/A (3)	BBB-	20,867,900
	Total Diversified Financial Services				86,462,283
	Electric Utilities – 1.8%
13,450	AES Gener SA, 144A	6.350%	10/07/79	BB	13,786,250
13,255	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	13,917,750

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities (continued)
$44,603	Emera Inc.	6.750%	6/15/76	BBB-	$50,401,390
	Total Electric Utilities				78,105,390
	Equity Real Estate Investment Trust – 0.9%
36,932	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (3)	BB+	38,870,930
	Food Products – 2.8%
14,500	Dairy Farmers of America Inc., 144A	7.125%	N/A (3)	BB+	14,355,000
39,970	Land O' Lakes Inc., 144A	7.250%	N/A (3)	BB	38,171,350
36,890	Land O' Lakes Inc., 144A	8.000%	N/A (3)	BB	37,258,900
29,768	Land O' Lakes Inc., 144A	7.000%	N/A (3)	BB	27,684,240
	Total Food Products				117,469,490
	Independent Power & Renewable Electricity Producers – 0.1%
5,055	AES Gener SA, 144A	7.125%	3/26/79	BB	5,305,302
	Industrial Conglomerates – 2.2%
95,024	General Electric Co	5.000%	N/A (3)	BBB-	93,072,207
	Insurance – 8.2%
8,670	Aegon NV	5.500%	4/11/48	Baa1	9,415,273
18,305	American International Group Inc.	5.750%	4/01/48	Baa2	20,125,615
41,338	Assurant Inc.	7.000%	3/27/48	BB+	46,298,560
89,840	Assured Guaranty Municipal Holdings Inc., 144A	6.400%	12/15/66	BBB+	93,433,600
9,290	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	9,402,179
21,740	MetLife Inc., 144A	9.250%	4/08/38	BBB	32,012,150
11,126	MetLife Inc.	5.875%	N/A (3)	BBB	12,385,352
6,329	MetLife Inc.	5.250%	N/A (3)	BBB	6,410,518
30,565	Provident Financing Trust I	7.405%	3/15/38	Baa3	36,830,825
49,943	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	56,011,074
14,108	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	15,800,960
9,600	Swiss Re Finance Luxembourg SA, 144A	5.000%	4/02/49	A	10,692,000
	Total Insurance				348,818,106
	Metals & Mining – 0.4%
11,673	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	12,034,863
5,005	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	5,876,721
	Total Metals & Mining				17,911,584
	Multi-Utilities – 1.0%
27,553	CenterPoint Energy Inc.	6.125%	N/A (3)	BBB-	29,137,298

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Multi-Utilities (continued)
$11,710	NiSource Inc.	5.650%	N/A (3)	BBB-	$12,002,750
	Total Multi-Utilities				41,140,048
	Oil, Gas & Consumable Fuels – 0.2%
9,275	Transcanada Trust	5.500%	9/15/79	BBB	9,734,113
	U.S. Agency – 0.2%
6,770	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB	7,144,843
	Wireless Telecommunication Services – 0.5%
17,369	Vodafone Group PLC	7.000%	4/04/79	BB+	20,379,860
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,828,943,811)				1,946,271,009

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 30.6%
	Banks – 25.6%
$17,052	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (3)	Baa2	$19,460,595
44,625	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (3)	Ba2	45,907,969
30,900	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (3)	Ba2	32,676,750
10,550	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (3)	BB	11,275,418
26,000	Banco Santander SA, Reg S	7.500%	N/A (3)	Ba1	28,665,000
3,500	Barclays PLC	8.000%	N/A (3)	BB+	3,915,625
32,375	Barclays PLC	7.750%	N/A (3)	BB+	35,369,687
45,257	Barclays PLC, Reg S	7.875%	N/A (3)	BB+	48,764,417
52,896	BNP Paribas SA, 144A	7.375%	N/A (3)	BBB-	61,028,760
10,165	BNP Paribas SA, 144A	6.750%	N/A (3)	BBB-	10,825,725
15,345	BNP Paribas SA, 144A	6.625%	N/A (3)	BBB-	16,572,600
4,400	Commerzbank AG, Reg S	7.000%	N/A (3)	BB	4,625,500
42,663	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB-	48,627,287
68,434	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB-	82,976,225
10,378	Credit Agricole SA, 144A	6.875%	N/A (3)	BBB-	11,428,773
14,650	HSBC Holdings PLC	6.375%	N/A (3)	Baa3	15,767,063
40,051	HSBC Holdings PLC	6.375%	N/A (3)	Baa3	43,555,462
20,565	ING Groep NV	6.500%	N/A (3)	BBB-	22,228,709
12,990	ING Groep NV	5.750%	N/A (3)	BBB-	13,678,470
10,516	ING Groep NV, Reg S	6.875%	N/A (3)	BBB-	11,230,457
29,094	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB-	31,530,622
83,981	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	92,799,005
15,370	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	BB+	15,907,950
15,675	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB	17,379,656

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$29,459	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	BB+	$33,914,674
31,226	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	BB+	33,764,674
16,843	Societe Generale SA, 144A	8.000%	N/A (3)	BB+	19,790,525
7,935	Societe Generale SA, 144A	7.375%	N/A (3)	BB+	8,668,988
31,090	Societe Generale SA, 144A	7.875%	N/A (3)	BB+	34,937,387
17,096	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	18,869,710
25,630	Standard Chartered PLC, 144A	7.500%	N/A (3)	Ba1	27,584,288
28,409	Standard Chartered PLC, 144A	7.750%	N/A (3)	Ba1	31,427,456
24,155	UBS Group AG, 144A	7.000%	N/A (3)	BBB-	26,389,338
76,027	UBS Group AG, Reg S	7.000%	N/A (3)	BBB-	86,860,847
34,320	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	37,408,800
979,622	Total Banks				1,085,814,412
	Capital Markets – 4.3%
36,390	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB	39,823,397
26,825	Credit Suisse Group AG, 144A	6.375%	N/A (3)	Ba2	28,917,350
42,040	Credit Suisse Group AG, 144A	7.250%	N/A (3)	BB	46,927,150
40,203	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB	45,178,121
21,390	UBS Group AG, Reg S	6.875%	N/A (3)	BBB-	23,644,477
166,848	Total Capital Markets				184,490,495
	Equity Real Estate Investment Trust – 0.7%
27,880	ING Groep NV, Reg S	6.750%	N/A (3)	BBB-	30,249,800
$1,174,350	Total Contingent Capital Securities (cost $1,213,392,670)				1,300,554,707

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 20.8%
	Banks – 5.6%
250,000	CIT Group Inc.	5.625%	Ba3	$6,375,000
138,081	Citigroup Inc.	7.125%	BB+	3,913,215
571,286	CoBank ACB, (6)	6.250%	BBB+	59,985,030
142,889	CoBank ACB, (6)	6.200%	BBB+	15,003,345
451,610	Farm Credit Bank of Texas, 144A, (6)	6.750%	Baa1	48,322,270
596,706	Fifth Third Bancorp	6.625%	Baa3	17,131,429
544,036	Huntington Bancshares Inc.	6.250%	Baa3	14,144,936
280,000	Huntington Bancshares Inc., (6)	4.701%	Baa3	5,426,553
206,560	KeyCorp	6.125%	Baa3	5,882,829
904,186	Regions Financial Corp	6.375%	BB+	25,516,129
507,613	Regions Financial Corp	5.700%	BB+	14,157,327

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
798,747	Synovus Financial Corp	5.875%	BB-	$21,326,545
	Total Banks			237,184,608
	Capital Markets – 2.7%
261,300	Goldman Sachs Group Inc.	5.500%	Ba1	7,008,066
1,027,613	Morgan Stanley	7.125%	BB+	29,400,008
594,709	Morgan Stanley	6.875%	BB+	16,830,265
1,433,905	Morgan Stanley	5.850%	BB+	40,665,546
410,900	Morgan Stanley	6.375%	BB+	11,575,053
303,157	State Street Corp	5.350%	Baa1	8,448,985
	Total Capital Markets			113,927,923
	Consumer Finance – 1.1%
868,736	GMAC Capital Trust I	7.695%	BB-	22,630,573
1,015,693	Synchrony Financial	5.625%	BB-	25,950,956
	Total Consumer Finance			48,581,529
	Diversified Financial Services – 2.1%
403,738	AgriBank FCB, (6)	6.875%	BBB+	43,401,835
508,300	AXA Equitable Holdings Inc.	5.250%	BBB-	13,266,630
1,179,251	Voya Financial Inc.	5.350%	BBB-	31,827,984
	Total Diversified Financial Services			88,496,449
	Food Products – 1.8%
506,287	CHS Inc.	7.875%	N/R	13,791,258
1,357,707	CHS Inc.	7.100%	N/R	36,983,939
470,500	CHS Inc.	6.750%	N/R	12,562,350
12,881	CHS Inc.	7.500%	N/R	352,553
53,000	Dairy Farmers of America Inc., 144A, (6)	7.875%	BB+	5,241,594
66,700	Dairy Farmers of America Inc., 144A, (6)	7.875%	BB+	6,596,496
	Total Food Products			75,528,190
	Insurance – 5.2%
563,168	Allstate Corp/The	5.100%	BBB	14,721,212
1,219,100	American Equity Investment Life Holding Co	5.950%	BB	31,391,825
1,239,023	Aspen Insurance Holdings Ltd	5.950%	BBB-	34,519,181
603,290	Aspen Insurance Holdings Ltd	5.625%	BBB-	15,896,691
795,808	Athene Holding Ltd	6.350%	BBB-	22,481,576
483,905	Axis Capital Holdings Ltd	5.500%	BBB	12,479,910
253,091	Delphi Financial Group Inc., (6)	5.100%	BBB-	5,662,911
586,700	Enstar Group Ltd	7.000%	BB+	16,380,664
201,165	Globe Life Inc.	6.125%	BBB+	5,312,768
855,566	Maiden Holdings North America Ltd	7.750%	N/R	19,224,568
403,257	PartnerRe Ltd	7.250%	BBB	10,863,744

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
268,907	Reinsurance Group of America Inc.	6.200%	BBB+	$7,456,791
807,896	Reinsurance Group of America Inc.	5.750%	BBB+	22,766,509
	Total Insurance			219,158,350
	Oil, Gas & Consumable Fuels – 0.9%
413,900	NuStar Energy LP	8.500%	B1	9,962,573
517,220	NuStar Energy LP	7.625%	B1	11,197,813
701,770	NuStar Logistics LP	8.735%	B1	18,091,631
	Total Oil, Gas & Consumable Fuels			39,252,017
	Thrifts & Mortgage Finance – 1.1%
400,000	Federal Agricultural Mortgage Corp	6.000%	N/R	10,862,040
1,272,025	New York Community Bancorp Inc.	6.375%	Ba2	35,565,819
	Total Thrifts & Mortgage Finance			46,427,859
	Trading Companies & Distributors – 0.3%
463,219	Air Lease Corp	6.150%	BB+	12,757,051
	Total $25 Par (or similar) Retail Preferred (cost $839,683,901)			881,313,976
	Total Long-Term Investments (cost $3,882,020,382)			4,128,139,692

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9%
	REPURCHASE AGREEMENTS – 1.9%
$81,904	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/19, repurchase price $81,906,835, collateralized $75,580,000 U.S. Treasury Notes, 3.125% due 11/15/28, value $83,544,923	0.650%	1/02/20	$81,903,877
	Total Short-Term Investments (cost $81,903,877)			81,903,877
	Total Investments (cost $3,963,924,259) – 99.1%			4,210,043,569
	Other Assets Less Liabilities – 0.9% (7)			37,482,452
	Net Assets – 100%			$4,247,526,021
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(1,189)	3/20	$(153,986,578)	$(152,693,409)	$1,292,969	$130,047

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Interest Rate Swaps - OTC Cleared
Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Maturity Date	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$80,000,000	Receive	3-Month LIBOR	2.474%	Semi-Annually	7/13/16	7/13/21	$(1,474,486)	$(1,474,486)	$(50,530)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$1,946,271,009	$ —	$1,946,271,009
Contingent Capital Securities	—	1,300,554,707	—	1,300,554,707
$25 Par (or similar) Retail Preferred	691,673,942	189,640,034	—	881,313,976
Short-Term Investments:
Repurchase Agreements	—	81,903,877	—	81,903,877
Investments in Derivatives:
Futures Contracts*	1,292,969	—	—	1,292,969
Interest Rate Swaps*	—	(1,474,486)	—	(1,474,486)
Total	$692,966,911	$3,516,895,141	$ —	$4,209,862,052

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Nuveen NWQ Flexible Income Fund
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 96.1%
	CORPORATE BONDS – 56.3%
	Air Freight & Logistics – 0.7%
$11,262	XPO Logistics Inc., 144A	6.500%	6/15/22	BB-	$11,475,978
	Airlines – 0.8%
11,980	Delta Air Lines Inc.	3.750%	10/28/29	Baa3	11,960,952
	Auto Components – 1.7%
8,595	American Axle & Manufacturing Inc.	6.250%	4/01/25	B	8,949,544
4,775	American Axle & Manufacturing Inc.	6.500%	4/01/27	B	4,954,062
11,854	Cooper-Standard Automotive Inc., 144A	5.625%	11/15/26	B2	11,172,395
2,000	Dana Financing Luxembourg Sarl, 144A	5.750%	4/15/25	BB+	2,090,000
27,224	Total Auto Components				27,166,001
	Automobiles – 1.7%
5,550	Ford Motor Co	7.450%	7/16/31	BBB	6,583,774
16,430	General Motors Co	6.600%	4/01/36	BBB	19,354,943
21,980	Total Automobiles				25,938,717
	Banks – 1.4%
11,050	Ally Financial Inc.	8.000%	3/15/20	BBB-	11,146,687
9,175	CIT Group Inc.	6.125%	3/09/28	Ba1	10,826,500
20,225	Total Banks				21,973,187
	Beverages – 0.7%
9,935	Anheuser-Busch InBev Finance Inc.	4.900%	2/01/46	A-	11,700,988
	Capital Markets – 1.2%
11,650	Donnelley Financial Solutions Inc.	8.250%	10/15/24	B	11,912,125
5,990	Raymond James Financial Inc.	4.950%	7/15/46	BBB+	6,983,192
17,640	Total Capital Markets				18,895,317
	Chemicals – 3.5%
8,550	Ashland LLC	6.875%	5/15/43	Ba1	9,789,750
17,335	Blue Cube Spinco LLC	9.750%	10/15/23	BB+	18,640,672
600	Blue Cube Spinco LLC	10.000%	10/15/25	BB+	663,462
4,965	CVR Partners LP / CVR Nitrogen Finance Corp, 144A	9.250%	6/15/23	B+	5,186,340
20,514	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc., 144A	5.375%	9/01/25	B+	20,514,000
51,964	Total Chemicals				54,794,224

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Communications Equipment – 1.1%
$11,425	ViaSat Inc., 144A	5.625%	9/15/25	B	$11,767,750
5,605	ViaSat Inc., 144A	5.625%	4/15/27	BB+	5,997,350
17,030	Total Communications Equipment				17,765,100
	Consumer Finance – 0.6%
1,670	Ally Financial Inc.	7.500%	9/15/20	BBB-	1,728,450
6,962	Navient Corp	8.000%	3/25/20	BB	7,033,848
8,632	Total Consumer Finance				8,762,298
	Containers & Packaging – 1.0%
13,199	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	15,574,820
	Diversified Financial Services – 0.2%
2,442	Ford Motor Credit Co LLC	8.125%	1/15/20	BBB	2,446,565
	Diversified Telecommunication Services – 0.9%
12,492	CenturyLink Inc.	7.650%	3/15/42	BB	13,085,370
871	Qwest Corp	6.875%	9/15/33	Baa2	874,919
13,363	Total Diversified Telecommunication Services				13,960,289
	Electric Utilities – 1.0%
6,900	Edison International	5.750%	6/15/27	BBB-	7,739,033
7,375	Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB	7,706,728
14,275	Total Electric Utilities				15,445,761
	Electronic Equipment, Instruments & Components – 0.9%
8,665	Itron Inc., 144A	5.000%	1/15/26	BB-	8,979,106
5,750	Tech Data Corp	4.950%	2/15/27	BBB-	5,932,709
14,415	Total Electronic Equipment, Instruments & Components				14,911,815
	Entertainment – 0.3%
5,400	Liberty Interactive LLC	8.500%	7/15/29	BB	5,352,750
	Equity Real Estate Investment Trust – 1.4%
10,655	HAT Holdings I LLC / HAT Holdings II LLC, 144A	5.250%	7/15/24	BB+	11,201,069
10,400	Office Properties Income Trust	4.500%	2/01/25	BBB-	10,863,031
21,055	Total Equity Real Estate Investment Trust				22,064,100
	Food & Staples Retailing – 0.9%
8,798	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	6.625%	6/15/24	BB-	9,208,515
4,600	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB-	5,163,500
13,398	Total Food & Staples Retailing				14,372,015

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Equipment & Supplies – 0.8%
$11,625	Avantor Inc., 144A	9.000%	10/01/25	BB	$12,991,286
	Health Care Providers & Services – 3.5%
18,660	Centene Corp, 144A	5.375%	6/01/26	BBB-	19,802,925
1,535	Centene Corp, 144A	4.250%	12/15/27	BBB-	1,579,131
2,075	Centene Corp, 144A	4.625%	12/15/29	BBB-	2,186,739
7,867	Encompass Health Corp	5.750%	11/01/24	B+	7,955,504
1,148	Encompass Health Corp	5.750%	9/15/25	B+	1,202,530
5,875	HCA Inc.	7.500%	2/15/22	Ba2	6,491,875
13,777	MEDNAX Inc., 144A	6.250%	1/15/27	BB	14,121,425
2,125	Molina Healthcare Inc., 144A	4.875%	6/15/25	BB-	2,183,437
53,062	Total Health Care Providers & Services				55,523,566
	Hotels, Restaurants & Leisure – 2.2%
15,400	McDonald's Corp	4.875%	12/09/45	BBB+	18,510,811
8,230	Twin River Worldwide Holdings Inc., 144A	6.750%	6/01/27	B-	8,600,350
7,125	Wynn Resorts Ltd, 144A	5.125%	10/01/29	BB	7,650,469
30,755	Total Hotels, Restaurants & Leisure				34,761,630
	Industrial Conglomerates – 0.7%
10,100	United Rentals North America Inc.	6.500%	12/15/26	BB-	11,100,531
	IT Services – 0.6%
9,500	Alliance Data Systems Corp, 144A	4.750%	12/15/24	N/R	9,476,250
	Machinery – 3.6%
9,506	ATS Automation Tooling Systems Inc., 144A	6.500%	6/15/23	B+	9,791,180
11,475	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	12,263,906
10,480	Harsco Corp, 144A	5.750%	7/31/27	Ba2	11,174,510
9,555	Stevens Holding Co Inc., 144A	6.125%	10/01/26	B+	10,438,838
12,789	Terex Corp, 144A	5.625%	2/01/25	BB	13,204,642
53,805	Total Machinery				56,873,076
	Media – 5.7%
7,011	Altice Financing SA, 144A	7.500%	5/15/26	B+	7,536,825
7,075	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	BB	7,156,730
11,225	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	B	10,916,312
3,050	DISH DBS Corp	6.750%	6/01/21	B1	3,206,496
8,535	DISH DBS Corp	7.750%	7/01/26	B1	9,041,894
8,867	Nexstar Broadcasting Inc., 144A	5.625%	8/01/24	B	9,243,848
9,500	Nexstar Broadcasting Inc., 144A	5.625%	7/15/27	B	10,011,100

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)
$23,704	ViacomCBS Inc.	6.875%	4/30/36	BBB	$31,676,515
78,967	Total Media				88,789,720
	Metals & Mining – 2.2%
3,900	AK Steel Corp	7.500%	7/15/23	B1	4,056,000
6,200	ArcelorMittal	7.000%	10/15/39	BBB-	7,540,963
5,971	First Quantum Minerals Ltd, 144A	7.000%	2/15/21	B	5,985,927
6,250	Southern Copper Corp	5.875%	4/23/45	BBB+	7,813,887
5,850	United States Steel Corp	6.875%	8/15/25	B3	5,461,736
4,975	United States Steel Corp	6.250%	3/15/26	B3	4,254,123
33,146	Total Metals & Mining				35,112,636
	Multiline Retail – 1.5%
23,369	Nordstrom Inc.	5.000%	1/15/44	BBB+	22,848,821
	Oil, Gas & Consumable Fuels – 3.6%
10,350	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	11,438,613
11,310	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	12,108,825
14,359	EQM Midstream Partners LP	5.500%	7/15/28	BBB-	14,097,061
8,510	EQM Midstream Partners LP	6.500%	7/15/48	BBB-	7,962,881
9,525	Phillips 66	4.650%	11/15/34	A3	11,173,395
54,054	Total Oil, Gas & Consumable Fuels				56,780,775
	Real Estate Management & Development – 0.8%
7,135	Greystar Real Estate Partners LLC, 144A	5.750%	12/01/25	BB-	7,402,562
5,215	Kennedy-Wilson Inc.	5.875%	4/01/24	BB	5,345,375
12,350	Total Real Estate Management & Development				12,747,937
	Road & Rail – 0.7%
10,108	XPO CNW Inc.	6.700%	5/01/34	B+	10,259,620
	Semiconductors & Semiconductor Equipment – 3.2%
15,445	Amkor Technology Inc., 144A	6.625%	9/15/27	BB	17,008,806
7,050	Broadcom Corp / Broadcom Cayman Finance Ltd	3.875%	1/15/27	BBB-	7,315,482
10,720	Broadcom Inc., 144A	4.750%	4/15/29	BBB-	11,721,453
5,375	Lam Research Corp	4.875%	3/15/49	A3	6,728,421
6,725	Qorvo Inc.	5.500%	7/15/26	BB+	7,162,125
45,315	Total Semiconductors & Semiconductor Equipment				49,936,287
	Software – 0.3%
4,797	NortonLifeLock Inc.	4.200%	9/15/20	BB-	4,853,641
	Specialty Retail – 0.8%
800	L Brands Inc.	6.950%	3/01/33	B1	660,000

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Specialty Retail (continued)
$13,806	L Brands Inc.	6.875%	11/01/35	Ba2	$12,356,370
14,606	Total Specialty Retail				13,016,370
	Technology Hardware, Storage & Peripherals – 4.6%
6,570	Dell International LLC / EMC Corp, 144A	6.020%	6/15/26	BBB-	7,556,307
10,662	GCI LLC	6.875%	4/15/25	B	11,141,790
28,769	Hewlett Packard Enterprise Co	6.350%	10/15/45	BBB+	34,552,917
17,445	Seagate HDD Cayman	4.875%	6/01/27	Baa3	18,519,468
63,446	Total Technology Hardware, Storage & Peripherals				71,770,482
	Tobacco – 1.0%
13,075	Altria Group Inc.	5.800%	2/14/39	A3	15,350,276
	Trading Companies & Distributors – 0.5%
7,325	Ashtead Capital Inc., 144A	4.000%	5/01/28	BBB-	7,398,250
$824,824	Total Corporate Bonds (cost $847,377,053)				884,152,031

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 12.9%
	Automobiles – 0.5%
$6,800	General Motors Financial Co Inc.	6.500%	N/A (3)	BB+	$7,104,300
	Banks – 7.1%
11,626	Bank of America Corp	6.500%	N/A (3)	BBB-	13,195,510
3,965	Bank of America Corp	6.300%	N/A (3)	BBB-	4,579,575
7,725	CIT Group Inc.	5.800%	N/A (3)	Ba3	7,937,437
23,471	Citigroup Inc.	6.250%	N/A (3)	BB+	26,670,097
8,150	Farm Credit Bank of Texas	10.000%	N/A (3)	Baa1	8,414,875
16,125	JPMorgan Chase & Co	6.750%	N/A (3)	Baa2	18,209,156
4,000	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	4,854,416
14,327	PNC Financial Services Group Inc.	6.750%	N/A (3)	Baa2	15,216,707
5,925	Wells Fargo & Co	5.875%	N/A (3)	Baa2	6,591,563

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$4,883	Zions Bancorp NA	7.200%	N/A (3)	BB+	$5,383,508
	Total Banks				111,052,844
	Capital Markets – 0.4%
6,175	Goldman Sachs Group Inc.	5.300%	N/A (3)	Ba1	6,638,125
	Consumer Finance – 0.4%
6,460	Capital One Financial Corp	5.550%	N/A (3)	Baa3	6,556,060
	Electric Utilities – 2.4%
20,195	Emera Inc.	6.750%	6/15/76	BBB-	22,820,350
13,890	NextEra Energy Capital Holdings Inc.	5.650%	5/01/79	BBB	15,376,087
	Total Electric Utilities				38,196,437
	Food Products – 0.7%
3,300	Land O' Lakes Inc., 144A	7.250%	N/A (3)	BB	3,151,500
5,142	Land O' Lakes Inc., 144A	8.000%	N/A (3)	BB	5,193,420
3,200	Land O' Lakes Inc., 144A	7.000%	N/A (3)	BB	2,976,000
	Total Food Products				11,320,920
	Insurance – 0.9%
10,255	Liberty Mutual Group Inc., 144A	7.800%	3/15/37	Baa3	13,536,600
	Oil, Gas & Consumable Fuels – 0.5%
7,141	Transcanada Trust	5.875%	8/15/76	BBB	7,685,858
	Total $1,000 Par (or similar) Institutional Preferred (cost $192,882,180)				202,091,144

Shares	Description (1)	Value
	COMMON STOCKS – 10.0%
	Aerospace & Defense – 0.3%
190,300	Thales SA, (4)	$3,952,664
	Airlines – 0.2%
67,400	Delta Air Lines Inc.	3,941,552
	Biotechnology – 0.4%
91,900	Gilead Sciences Inc.	5,971,662
	Capital Markets – 0.5%
424,084	Ares Capital Corp	7,909,167
	Electric Utilities – 2.2%
62,700	Entergy Corp	7,511,460
314,000	FirstEnergy Corp	15,260,400

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
49,347	NextEra Energy Inc.	$11,949,870
	Total Electric Utilities	34,721,730
	Equity Real Estate Investment Trust – 1.5%
67,256	Apartment Investment & Management Co	3,473,772
643,800	MGM Growth Properties LLC	19,938,486
	Total Equity Real Estate Investment Trust	23,412,258
	Independent Power & Renewable Electricity Producers – 0.6%
444,382	Vistra Energy Corp	10,216,342
	Industrial Conglomerates – 0.3%
68,425	Siemens AG, (4)	4,445,572
	Insurance – 0.2%
65,150	CNA Financial Corp	2,919,371
	Oil, Gas & Consumable Fuels – 0.7%
399,400	Enterprise Products Partners LP	11,247,104
	Pharmaceuticals – 2.8%
234,100	AstraZeneca PLC, Sponsored ADR	11,672,226
266,000	Bristol-Myers Squibb Co	17,074,540
338,700	GlaxoSmithKline PLC, Sponsored ADR	15,915,513
	Total Pharmaceuticals	44,662,279
	Specialty Retail – 0.3%
753,853	Kingfisher PLC, Sponsored ADR, (4)	4,319,578
	Total Common Stocks (cost $135,494,563)	157,719,279

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 7.4%
	Banks – 0.6%
157,154	Citigroup Inc.	7.125%	BB+	$4,453,744
222,390	Huntington Bancshares Inc.	6.250%	Baa3	5,782,140
	Total Banks			10,235,884
	Capital Markets – 0.9%
361,823	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	9,074,521
160,481	Morgan Stanley	7.125%	BB+	4,591,361
30,738	Morgan Stanley	6.375%	BB+	865,890
	Total Capital Markets			14,531,772
	Consumer Finance – 1.2%
284,800	Capital One Financial Corp	5.000%	Baa3	7,145,632

Shares	Description (1)	Coupon	Ratings (2)	Value
	Consumer Finance (continued)
422,089	GMAC Capital Trust I	7.695%	BB-	$10,995,418
	Total Consumer Finance			18,141,050
	Equity Real Estate Investment Trust – 0.7%
137,128	Digital Realty Trust Inc.	6.625%	Baa3	3,611,952
160,775	National Storage Affiliates Trust	6.000%	N/R	4,279,830
150,754	VEREIT Inc.	6.700%	BB+	3,844,227
	Total Equity Real Estate Investment Trust			11,736,009
	Food Products – 1.1%
63,115	CHS Inc.	7.875%	N/R	1,719,253
195,213	CHS Inc.	7.100%	N/R	5,317,602
384,432	CHS Inc.	6.750%	N/R	10,264,334
	Total Food Products			17,301,189
	Insurance – 1.5%
60,674	Argo Group US Inc.	6.500%	BBB-	1,562,356
395,300	Athene Holding Ltd	6.350%	BBB-	11,167,225
265,532	Enstar Group Ltd	7.000%	BB+	7,413,653
110,414	National General Holdings Corp	7.625%	N/R	2,858,618
	Total Insurance			23,001,852
	Multi-Utilities – 0.8%
420,660	Algonquin Power & Utilities Corp	6.200%	BB+	11,862,612
	Wireless Telecommunication Services – 0.6%
365,936	United States Cellular Corp	7.250%	Ba1	9,448,468
	Total $25 Par (or similar) Retail Preferred (cost $111,139,007)			116,258,836

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 5.6%
	Banks – 1.8%
6,250	Bank of America Corp	7.250%	BBB-	$9,056,250
13,805	Wells Fargo & Co	7.500%	Baa2	20,017,250
	Total Banks			29,073,500
	Electric Utilities – 0.8%
7,800	NextEra Energy Inc.	4.872%	A-	399,984
212,400	Southern Co/The	6.750%	BBB	11,448,360
	Total Electric Utilities			11,848,344
	Health Care Technology – 0.4%
94,800	Change Healthcare Inc.	6.000%	N/R	5,687,052
	Multi-Utilities – 2.1%
281,200	CenterPoint Energy Inc.	7.000%	N/R	13,705,688

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Multi-Utilities (continued)
163,300	Sempra Energy	6.750%	N/R	$19,444,131
	Total Multi-Utilities			33,149,819
	Semiconductors & Semiconductor Equipment – 0.5%
6,900	Broadcom Inc.	8.000%	N/R	8,127,993
	Total Convertible Preferred Securities (cost $80,557,777)			87,886,708

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value
	STRUCTURED NOTES – 2.0%
205,982	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Activision Blizzard (Cap 116.71% of Issue Price), 144A , (4)	10.000%	$55.7410	$65.0550	5/20/20	$12,145,621
62,250	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Broadcom Inc. (Cap 115.50% of Issue Price), 144A , (4)	10.000%	$280.9170	$324.4591	2/20/20	19,493,521
	Total Structured Notes (cost $29,208,566)					31,639,142

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 1.9%
	Independent Power & Renewable Electricity Producers – 0.7%
$11,600	NextEra Energy Partners LP, 144A	1.500%	9/15/20	N/R	$12,095,559
	Media – 0.8%
17,835	Liberty Interactive LLC	4.000%	11/15/29	BB	12,440,151
	Wireless Telecommunication Services – 0.4%
8,894	Liberty Interactive LLC	3.750%	2/15/30	BB	6,136,533
$38,329	Total Convertible Bonds (cost $30,636,327)				30,672,243
	Total Long-Term Investments (cost $1,427,295,473)				1,510,419,383

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.7%
	REPURCHASE AGREEMENTS – 2.7%
$42,049	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/19, repurchase price $42,050,712, collateralized $37,970,000 U.S. Treasury Bonds, 3.000% due 5/15/45, value $42,893,152	0.650%	1/02/20	$42,049,194
	Total Short-Term Investments (cost $42,049,194)			42,049,194
	Total Investments (cost $1,469,344,667) – 98.8%			1,552,468,577
	Other Assets Less Liabilities – 1.2%			18,539,648
	Net Assets – 100%			$1,571,008,225
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$884,152,031	$ —	$884,152,031
$1,000 Par (or similar) Institutional Preferred	—	202,091,144	—	202,091,144
Common Stocks	145,001,465	12,717,814	—	157,719,279
$25 Par (or similar) Retail Preferred	116,258,836	—	—	116,258,836
Convertible Preferred Securities	87,886,708	—	—	87,886,708
Structured Notes	—	31,639,142	—	31,639,142
Convertible Bonds	—	30,672,243	—	30,672,243
Short-Term Investments:
Repurchase Agreements	—	42,049,194	—	42,049,194
Total	$349,147,009	$1,203,321,568	$ —	$1,552,468,577

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
N/A	Not Applicable.